Share-based Payments - Schedule of Valuation Models and Main Assumptions (Details) - Binomial Tree - 2024 Post-IPO Equity Incentive Plan	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of share option or appreciation right	10 years	10 years
Volatility Mainly
Disclosure of terms and conditions of share-based payment arrangement [line items]
Significant unobservable input, assets	38.64	37.21